SCHEDULE OF FINANCING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of warrants liability and warrants expired			$ (301)	$ 201
Change in fair value of liability related to conversion feature of convertible bridge loans	$ (3,431)	$ (977)	(2,180)	(355)
Amortization of discounts and accrued interest on straight loans	164	861	2,657	1,170
Amortization of discounts and accrued interest on convertible bridge loans	6,127	15,033	25,575	11,196
Change in terms relating to convertible bridge loans transactions				(3,375)
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions				170
Issuance of shares as call options to acquire potential acquiree				3,000
Settlement in cash of prepayment obligation related to convertible bridge loan		182	182
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities			870	487
Interest and related royalties under receivables financing facility	(153)	238	375	1,006
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line	567	293	591	144
Exchange rate differences and other finance expenses	197	62	2,571	668
Financing (income) expenses, net	3,471	15,654	30,340	14,312
Modification of terms relating to straight loan transaction		(6)	88
Change in fair value of derivative warrants liability and fair value of warrants expired		(201)	$ (301)	$ 201
Direct and incremental issuance costs allocated to conversion feature of convertible bridge loan		$ 169